Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Aptus Collared Investment Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Aptus Collared Investment Opportunity ETF
Class Name	Aptus Collared Investment Opportunity ETF
Trading Symbol	ACIO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Collared Investment Opportunity ETF for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/acio/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/acio/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Collared Investment Opportunity ETF	$43	0.79%
[1]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Net Assets	$ 2,214,166,647
Holdings Count | $ / shares	146
Advisory Fees Paid, Amount	$ 7,999,413
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,214,166,647
Number of Holdings	146
Net Advisory Fee	$7,999,413
Portfolio Turnover	15%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
Visa, Inc.	1.8%
JPMorgan Chase & Co.	1.8%

Security Type	(% of Net Assets)
Common Stocks	99.6%
Purchased Options	0.8%
Money Market Funds	0.4%
Written Options	-1.2%
Cash & Other	0.4%

Top Sectors	(% of Net Assets)
Technology	35.4%
Communications	15.1%
Financial	14.2%
Consumer, Non-cyclical	12.5%
Consumer, Cyclical	8.3%
Industrial	7.3%
Energy	2.8%
Utilities	2.3%
Basic Materials	1.7%
Cash & Other	0.4%

Updated Prospectus Web Address	https://aptusetfs.com/acio/
Aptus Deferred Income ETF
Shareholder Report [Line Items]
Fund Name	Aptus Deferred Income ETF
Class Name	Aptus Deferred Income ETF
Trading Symbol	DEFR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Deferred Income ETF for the period of May 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/defr/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/defr/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus Deferred Income ETF	$38	0.79%
[2],[3]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%	[3]
Net Assets	$ 88,771,135
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 225,837
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$88,771,135
Number of Holdings	11
Net Advisory Fee	$225,837
Portfolio Turnover	0%
30-Day SEC Yield	-0.48%
30-Day SEC Yield Unsubsidized	-0.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $250.00	67.8%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00	21.2%
U.S. Treasury Bill 11/12/2025, 4.28%	6.8%
RCXTSOA7 TRS 05/14/2030	1.8%
iShares 7-10 Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $94.90	1.4%
First American Treasury Obligations Fund - Class X	0.8%
iShares 7-10 Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $94.90	0.3%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $250.00 (Short)	-0.0%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00 (Short)	-0.0%
iShares 7-10 Year Treasury Bond ETF, Expiration: 11/21/2025; Exercise Price: $94.90 (Short)	-0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://aptusetfs.com/defr/
Aptus Defined Risk ETF
Shareholder Report [Line Items]
Fund Name	Aptus Defined Risk ETF
Class Name	Aptus Defined Risk ETF
Trading Symbol	DRSK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Defined Risk ETF for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/drsk/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/drsk/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Defined Risk ETF	$36	0.69%
[4]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 1,453,108,968
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 4,548,166
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,453,108,968
Number of Holdings	42
Net Advisory Fee	$4,548,166
Portfolio Turnover	8%
30-Day SEC Yield	3.66%
30-Day SEC Yield Unsubsidized	3.66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
Invesco BulletShares 2032 Corporate Bond ETF	12.0%
Invesco BulletShares 2031 Corporate Bond ETF	11.7%
iShares iBonds Dec 2029 Term Corporate ETF	10.5%
iShares iBonds Dec 2031 Term Corporate ETF	10.3%
Invesco BulletShares 2030 Corporate Bond ETF	10.2%
Invesco BulletShares 2033 Corporate Bond ETF	9.9%
iShares iBonds Dec 2030 Term Corporate ETF	8.8%
iShares iBonds Dec 2032 Term Corporate ETF	8.3%
iShares iBonds Dec 2027 Term Corporate ETF	4.8%
Invesco BulletShares 2029 Corporate Bond ETF	4.4%

Security Type	(% of Net Assets)
Exchange Traded Funds	90.9%
Purchased Options	9.2%
Money Market Funds	1.3%
Written Options	-1.7%
Cash & Other	0.3%

Top Sectors	(% of Net Assets)
Investment Grade Corporate Bonds	90.9%
Cash & Other	9.1%

Updated Prospectus Web Address	https://aptusetfs.com/drsk/
Aptus Drawdown Managed Equity ETF
Shareholder Report [Line Items]
Fund Name	Aptus Drawdown Managed Equity ETF
Class Name	Aptus Drawdown Managed Equity ETF
Trading Symbol	ADME
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Drawdown Managed Equity ETF for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/adme/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/adme/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Drawdown Managed Equity ETF	$43	0.79%
[5]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Net Assets	$ 250,512,095
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 921,472
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$250,512,095
Number of Holdings	95
Net Advisory Fee	$921,472
Portfolio Turnover	14%
30-Day SEC Yield	0.32%
30-Day SEC Yield Unsubsidized	0.32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	1.8%
Visa, Inc.	1.8%

Security Type	(% of Net Assets)
Common Stocks	99.0%
Purchased Options	1.1%
Money Market Funds	0.5%
Written Options	-0.6%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Technology	35.3%
Communications	15.0%
Financial	14.1%
Consumer, Non-cyclical	12.4%
Consumer, Cyclical	8.3%
Industrial	7.3%
Energy	2.8%
Utilities	2.2%
Basic Materials	1.6%
Cash & Other	1.0%

Updated Prospectus Web Address	https://aptusetfs.com/adme/
Aptus Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus Enhanced Yield ETF
Class Name	Aptus Enhanced Yield ETF
Trading Symbol	JUCY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Enhanced Yield ETF for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/jucy/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/jucy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Enhanced Yield ETF	$30	0.59%
[6]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 222,878,013
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 746,904
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$222,878,013
Number of Holdings	10
Net Advisory Fee	$746,904
Portfolio Turnover	0%
30-Day SEC Yield	3.03%
30-Day SEC Yield Unsubsidized	3.03%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
U.S. Treasury Notes	87.6%
U.S. Treasury Bills	6.7%
First American Treasury Obligations Fund - Class X	3.8%
RCXTEVHT TRS 01/05/2027	1.3%

Security Type	(% of Net Assets)
U.S. Treasury Securities	87.6%
U.S. Treasury Bills	6.7%
Money Market Funds	3.8%
Total Return Swaps	1.3%
Cash & Other	0.6%

Top Sectors	(% of Net Assets)
U.S. Government	94.3%
Cash & Other	5.7%

Updated Prospectus Web Address	https://aptusetfs.com/jucy/
Aptus International Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus International Enhanced Yield ETF
Class Name	Aptus International Enhanced Yield ETF
Trading Symbol	IDUB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus International Enhanced Yield ETF for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/idub/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/idub/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus International Enhanced Yield ETF	$21	0.39%
[7]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 368,926,099
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 647,710
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$368,926,099
Number of Holdings	6
Net Advisory Fee	$647,710
Portfolio Turnover	54%
30-Day SEC Yield	2.36%
30-Day SEC Yield Unsubsidized	2.36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
iShares Core MSCI EAFE ETF	50.4%
SPDR Portfolio Emerging Markets ETF	30.8%
iShares Core MSCI International Developed Markets ETF	17.4%
RCXTGVHT TRS 01/05/2027	1.1%
First American Treasury Obligations Fund - Class X	0.2%
U.S. Treasury Bills	0.1%

Security Type	(% of Net Assets)
Exchange Traded Funds	98.6%
Total Return Swaps	1.1%
Money Market Funds	0.2%
U.S. Treasury Bills	0.1%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Developed Market Equity	67.8%
Emerging Market Equity	30.8%
Cash & Other	1.4%

Updated Prospectus Web Address	https://aptusetfs.com/idub/
Aptus Large Cap Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus Large Cap Enhanced Yield ETF
Class Name	Aptus Large Cap Enhanced Yield ETF
Trading Symbol	DUBS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Large Cap Enhanced Yield ETF for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/dubs/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/dubs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Large Cap Enhanced Yield ETF	$22	0.39%
[8]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.39%
Net Assets	$ 269,605,969
Holdings Count | $ / shares	365
Advisory Fees Paid, Amount	$ 474,869
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$269,605,969
Number of Holdings	365
Net Advisory Fee	$474,869
Portfolio Turnover	4%
30-Day SEC Yield	0.77%
30-Day SEC Yield Unsubsidized	0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.4%
Apple, Inc.	7.0%
Microsoft Corp.	6.6%
Alphabet, Inc.	5.0%
BNY Mellon US Large Cap Core Equity ETF	4.7%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.5%

Security Type	(% of Net Assets)
Common Stocks	92.6%
Exchange Traded Funds	4.7%
Money Market Funds	1.4%
Total Return Swaps	1.2%
Cash & Other	0.1%

Top Sectors	(% of Net Assets)
Technology	32.9%
Communications	15.6%
Consumer, Non-cyclical	12.3%
Financial	12.2%
Consumer, Cyclical	7.5%
Industrial	6.3%
Energy	2.5%
Utilities	2.0%
Basic Materials	1.3%
Cash & Other	7.4%

Updated Prospectus Web Address	https://aptusetfs.com/dubs/
Aptus Large Cap Upside ETF
Shareholder Report [Line Items]
Fund Name	Aptus Large Cap Upside ETF
Class Name	Aptus Large Cap Upside ETF
Trading Symbol	UPSD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Large Cap Upside ETF for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/upsd/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/upsd/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Large Cap Upside ETF	$43	0.79%
[9]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Net Assets	$ 94,853,422
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 308,147
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$94,853,422
Number of Holdings	105
Net Advisory Fee	$308,147
Portfolio Turnover	18%
30-Day SEC Yield	0.68%
30-Day SEC Yield Unsubsidized	0.68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	5.7%
RCXTSOA6 TRS 01/26/2026, RCXTSOA6 TRS 09/08/2026, RCXTSOA6 TRS 04/07/2027	5.1%
Apple, Inc.	5.0%
Microsoft Corp.	4.7%
First American Treasury Obligations Fund - Class X	3.0%
Amazon.com, Inc.	2.3%
Cencora, Inc.	1.8%
Alphabet, Inc. - Class A	1.4%
Lockheed Martin Corp.	1.4%
Cboe Global Markets, Inc.	1.4%

Security Type	(% of Net Assets)
Common Stocks	91.9%
Total Return Swaps	5.1%
Money Market Funds	3.0%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	26.7%
Technology	23.2%
Financial	13.7%
Communications	12.3%
Consumer, Cyclical	5.4%
Industrial	5.1%
Utilities	2.6%
Energy	2.4%
Basic Materials	0.5%
Cash & Other	8.1%

Updated Prospectus Web Address	https://aptusetfs.com/upsd/
Opus Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Opus Small Cap Value ETF
Class Name	Opus Small Cap Value ETF
Trading Symbol	OSCV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Opus Small Cap Value ETF for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/oscv/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/oscv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Opus Small Cap Value ETF	$42	0.79%
[10]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 647,364,467
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 2,413,363
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$647,364,467
Number of Holdings	65
Net Advisory Fee	$2,413,363
Portfolio Turnover	6%
30-Day SEC Yield	1.31%
30-Day SEC Yield Unsubsidized	1.31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund - Class X	3.7%
Curtiss-Wright Corp.	3.1%
Primoris Services Corp.	3.0%
Ensign Group, Inc.	2.9%
Viper Energy, Inc.	2.5%
Texas Roadhouse, Inc.	2.5%
Hanover Insurance Group, Inc.	2.4%
Hawkins, Inc.	2.4%
American Healthcare REIT, Inc.	2.3%
Encompass Health Corp.	2.3%

Security Type	(% of Net Assets)
Common Stocks	96.3%
Money Market Funds	3.7%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Financial	35.7%
Industrial	20.2%
Consumer, Cyclical	11.7%
Consumer, Non-cyclical	9.9%
Energy	7.6%
Utilities	5.0%
Basic Materials	3.2%
Technology	1.7%
Communications	1.3%
Cash & Other	3.7%

Updated Prospectus Web Address	https://aptusetfs.com/oscv/
Aptus April Buffer ETF
Shareholder Report [Line Items]
Fund Name	Aptus April Buffer ETF
Class Name	Aptus April Buffer ETF
Trading Symbol	APRB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus April Buffer ETF for the period of October 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/aprb/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/aprb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus April Buffer ETF	$1	0.25%
[11],[12]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.25%	[12]
Net Assets	$ 6,574,550
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 146
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,574,550
Number of Holdings	5
Net Advisory Fee	$146
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $6.63	100.2%
First American Treasury Obligations Fund - Class X	80.7%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $663.04	2.9%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $563.58	-0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/30/2026; Exercise Price: $709.98	-2.7%

Security Type	(% of Net Assets)
Purchased Options	103.1%
Money Market Funds	80.7%
Written Options	-3.6%
Cash & Other	-80.2%

Updated Prospectus Web Address	https://aptusetfs.com/aprb/
Aptus January Buffer ETF
Shareholder Report [Line Items]
Fund Name	Aptus January Buffer ETF
Class Name	Aptus January Buffer ETF
Trading Symbol	JANB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus January Buffer ETF for the period of October 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/janb/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/janb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus January Buffer ETF	$1	0.25%
[13],[14]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.25%	[14]
Net Assets	$ 1,261,897
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 146
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,261,897
Number of Holdings	4
Net Advisory Fee	$146
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $6.63	96.1%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $663.04	1.4%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $563.58	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/30/2025; Exercise Price: $686.64	-2.3%

Security Type	(% of Net Assets)
Purchased Options	97.5%
Cash & Other	5.0%
Written Options	-2.5%

Updated Prospectus Web Address	https://aptusetfs.com/janb/
Aptus July Buffer ETF
Shareholder Report [Line Items]
Fund Name	Aptus July Buffer ETF
Class Name	Aptus July Buffer ETF
Trading Symbol	JULB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus July Buffer ETF for the period of October 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/julb/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/julb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus July Buffer ETF	$1	0.25%
[15],[16]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.25%	[16]
Net Assets	$ 11,137,924
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 146
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,137,924
Number of Holdings	5
Net Advisory Fee	$146
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $6.63	100.1%
First American Treasury Obligations Fund - Class X	88.5%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $663.04	3.9%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $563.58	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 06/29/2026; Exercise Price: $732.20	-2.9%

Security Type	(% of Net Assets)
Purchased Options	104.0%
Money Market Funds	88.5%
Written Options	-4.4%
Cash & Other	-88.1%

Updated Prospectus Web Address	https://aptusetfs.com/julb/
Aptus October Buffer ETF
Shareholder Report [Line Items]
Fund Name	Aptus October Buffer ETF
Class Name	Aptus October Buffer ETF
Trading Symbol	OCTB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus October Buffer ETF for the period of October 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/octb/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/octb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aptus October Buffer ETF	$1	0.25%
[17],[18]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.25%	[18]
Net Assets	$ 9,869,551
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 162
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$9,869,551
Number of Holdings	5
Net Advisory Fee	$162
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $6.63	99.8%
First American Treasury Obligations Fund - Class X	82.1%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $663.04	4.8%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $563.58	-2.1%
SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $754.21	-2.9%

Security Type	(% of Net Assets)
Purchased Options	104.6%
Money Market Funds	82.1%
Written Options	-5.0%
Cash & Other	-81.7%

Updated Prospectus Web Address	https://aptusetfs.com/octb/

[1]
*	Annualized

[2]
**	Annualized

[3]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized

[11]
**	Annualized

[12]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[13]
**	Annualized

[14]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[15]
**	Annualized

[16]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[17]
**	Annualized

[18]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.